Annual Total Returns - BLACKROCK LIFEPATH INDEX 2035 FUND (Investor P) [BarChart] - Investor P - BLACKROCK LIFEPATH INDEX 2035 FUND - Investor P Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	13.88%
Annual Return 2013	16.69%
Annual Return 2014	6.42%
Annual Return 2015	(0.78%)
Annual Return 2016	7.42%
Annual Return 2017	17.93%
Annual Return 2018	(6.62%)
Annual Return 2019	22.79%
Annual Return 2020	13.32%